Accrued Expenses and Other Current Liabilities - Summary of Accrued Expenses and Other Current Liabilities (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Accrued utilities and related expenses (Notes 24 and 27)	₱ 57,276	₱ 61,407
Contract liabilities and unearned revenues - current portion	10,442	10,689
Accrued employee benefits and other provisions (Note 27)	9,246	5,510
Accrued taxes and related expenses (Note 26)	3,907	5,943
Accrued interests and other related costs (Note 28)	2,426	2,157
Others	2,191	3,044
Accrued expenses and other current liabilities	₱ 85,488	₱ 88,750